Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Carrying Amounts

If land and buildings were measured using the cost model, the carrying amounts would be as follows:

	December 31, 2018	December 31, 2017
Cost	$102,351	$128,791
Accumulated depreciation	(10,371)	(11,230)

Net carrying amount	$91,980	$117,561

Schedule of Flight Equipment, Property and Other Equipment

Flight equipment, property and other equipment as of December 31, 2018 and 2017 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397
Additions	516,614	238,597	30,098	111,711	1,615	71,437	970,072
Disposals	(81,381)	(3,632)	(22,843)	(11,014)	(3,546)	(48,165)	(170,581)
Transfers	42	420	(481)	—	—	19	—
Transfers to assets held for sale	—	—	—	—	—	(41,402)	(41,402)
Sale of subsidiaries	—	—	—	—	—	(12,762)	(12,762)
Revaluation	—	—	—	—	(20,448)	—	(20,448)

December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276

Accumulated depreciation:
December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381
Additions	192,581	95,460	10,742	—	2,310	23,245	324,338
Disposals	(28,188)	(1,264)	(20,918)	—	(2,075)	(1,065)	(53,510)
Impairment	38,881	—	—	—	—	—	38,881
Transfers	143	—	(146)	—	—	3	—
Transfers to assets held for sale	—	—	—	—	—	(9,573)	(9,573)
Sale of subsidiaries	—	—	—	—	—	(7,558)	(7,558)

December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959

Net:
December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016

December 31, 2018	$4,215,969	$426,028	$168,603	$260,000	$125,049	$117,668	$5,313,317

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2016	$4,450,572	$383,434	203,545	215 097	158,777	274,872	5,686,297
Additions	333,202	171,607	17,271	119,049	2,099	33,828	677,056
Disposals/Transfers	25,111	578	(1,749)	(174,843)	(33,676)	(14,394)	(198,973)
Revaluation	—	—	—	—	31,017	—	31,017

December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397

Accumulated depreciation:
December 31, 2016	$653,415	$190,596	$62,489	$—	$9,406	$120,462	$1,036,368
Additions	177,262	81,616	6,642	—	2,229	25,351	293,100
Disposals	(5,903)	(1,432)	(1,571)	—	(1,081)	(5,100)	(15,087)

December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381

Net:
December 31, 2016	$3,797,157	$192,838	$141,056	$215,097	$149,371	$154,410	$4,649,929

December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016